UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657
                                                     ---------

                       Oppenheimer Developing Markets Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

   FEBRUARY 29, 2008

--------------------------------------------------------------------------------

     Oppenheimer                                                     Management
     Developing Markets                                             Commentaries
     Fund                                                                and
                                                                     Semiannual
                                                                        Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

           An Interview with Your Fund's Manager

           Listing of Top Holdings

     SEMIANNUAL REPORT

           Listing of Investments

           Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
---------------------------------------------------------------------------------
Brazil                                                                     18.2%
---------------------------------------------------------------------------------
India                                                                      14.8
---------------------------------------------------------------------------------
Taiwan                                                                     11.5
---------------------------------------------------------------------------------
Mexico                                                                      8.6
---------------------------------------------------------------------------------
South Africa                                                                5.9
---------------------------------------------------------------------------------
Russia                                                                      5.0
---------------------------------------------------------------------------------
Egypt                                                                       4.6
---------------------------------------------------------------------------------
Korea, Republic of South                                                    4.4
---------------------------------------------------------------------------------
Turkey                                                                      4.2
---------------------------------------------------------------------------------
China                                                                       3.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
---------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 4.2%
---------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                   3.8
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                 3.8
---------------------------------------------------------------------------------
MediaTek, Inc.                                                              3.4
---------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                 2.8
---------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                      2.7
---------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR                                                  2.7
---------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                             2.0
---------------------------------------------------------------------------------
HSBC Holdings plc                                                           1.8
---------------------------------------------------------------------------------
China Mobile Hong Kong Ltd., ADR                                            1.8

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

REGIONAL ALLOCATION
[PIE CHART]

Asia                             43.3%
Latin America                    29.4
Middle East/Africa               15.2
Emerging Europe                   5.0
United States/Canada              3.8
Europe                            3.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT
     1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

     described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING           ENDING            EXPENSES
                         ACCOUNT             ACCOUNT           PAID DURING
                         VALUE               VALUE             6 MONTHS ENDED
ACTUAL                   SEPTEMBER 1, 2007   FEBRUARY 29,2008  FEBRUARY 29, 2008
---------------------------------------------------------------------------------
Class A                         $  1,000.00         $  1,068.70         $   6.40
---------------------------------------------------------------------------------
Class B                            1,000.00            1,064.60            10.42
---------------------------------------------------------------------------------
Class C                            1,000.00            1,064.70            10.21
---------------------------------------------------------------------------------
Class N                            1,000.00            1,066.20             8.56
---------------------------------------------------------------------------------
Class Y                            1,000.00            1,070.20             4.85

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------
Class A                            1,000.00            1,018.70             6.24
---------------------------------------------------------------------------------
Class B                            1,000.00            1,014.82            10.17
---------------------------------------------------------------------------------
Class C                            1,000.00            1,015.02             9.97
---------------------------------------------------------------------------------
Class N                            1,000.00            1,016.61             8.36
---------------------------------------------------------------------------------
Class Y                            1,000.00            1,020.19             4.73

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2008 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A               1.24%
----------------------------
Class B               2.02
----------------------------
Class C               1.98
----------------------------
Class N               1.66
----------------------------
Class Y               0.94

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                               SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.4%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
Amtek Auto Ltd.                                                               4,651,932    $    35,427,452
-----------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd.                                                       480,500            413,421
                                                                                           ----------------
                                                                                                35,840,873

-----------------------------------------------------------------------------------------------------------
AUTOMOBILES -- 2.0%
Bajaj Auto Ltd.                                                                 718,693         40,529,536
-----------------------------------------------------------------------------------------------------------
Ford Otomotiv
Sanayi AS                                                                     2,922,632         27,521,799
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.,
Preference                                                                      302,670          8,658,164
-----------------------------------------------------------------------------------------------------------
Mahindra & Mahindra
Ltd.                                                                          3,063,117         52,200,144
-----------------------------------------------------------------------------------------------------------
PT Astra International
Tbk                                                                          30,269,500         90,922,499
                                                                                           ----------------
                                                                                               219,832,142

-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Jollibee Foods Corp.                                                         30,392,200         36,576,058
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.0%
Corporacion GEO
SA de CV, Series B 1                                                         13,437,700         42,910,303
-----------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes, GDR 2                                                            301,420         96,605,110
-----------------------------------------------------------------------------------------------------------
SARE Holding SA
de CV, Cl. B 1,3                                                             34,880,970         49,504,271
-----------------------------------------------------------------------------------------------------------
Steinhoff International
Holdings Ltd.                                                                11,458,600         26,135,320
                                                                                           ----------------
                                                                                               215,155,004

-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.2%
B2W Compania Global
do Varejo                                                                       559,000         23,469,339
-----------------------------------------------------------------------------------------------------------
MEDIA -- 2.7%
Corporacion Interamericana
de Entretenimiento
SA de CV, Cl. B 1                                                             6,869,761         16,100,000
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR 4                                                               6,324,500        139,139,000
-----------------------------------------------------------------------------------------------------------
Net Servicos de
Comunicacao SA 1                                                                 58,739            644,319
-----------------------------------------------------------------------------------------------------------
Net Servicos de
Comunicacao SA,
Preference 1                                                                  5,342,800         58,606,197
-----------------------------------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                                              13,289,000         78,002,381
                                                                                           ----------------
                                                                                               292,491,897

-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.9%
Lojas Americanas
SA, Preference                                                               18,481,700        165,899,241
-----------------------------------------------------------------------------------------------------------
S.A.C.I. Falabella SA                                                         9,208,300         47,798,500
                                                                                           ----------------
                                                                                               213,697,741

-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES -- 2.4%
Anadolu Efes Biracilik
ve Malt Sanayii AS                                                            3,846,777         42,814,461
-----------------------------------------------------------------------------------------------------------
Coca-Cola Icecek AS                                                           1,098,922         10,804,641
-----------------------------------------------------------------------------------------------------------
Companhia de Bebidas
das Americas, ADR                                                               185,780         14,119,280
-----------------------------------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de CV,
Sponsored ADR 4                                                               2,044,900         81,796,000
-----------------------------------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de CV,
UBD                                                                          30,359,000        121,606,078
                                                                                           ----------------
                                                                                               271,140,460

-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.5%
BIM Birlesik
Magazalar AS                                                                    639,731         55,615,871
-----------------------------------------------------------------------------------------------------------
Cencosud SA                                                                  13,163,700         54,143,009
-----------------------------------------------------------------------------------------------------------
Companhia Brasileira
de Distribuicao Grupo
Pao de Acucar,
Sponsored ADR 4                                                                  45,781          1,986,438
-----------------------------------------------------------------------------------------------------------
Jeronimo Martins,
SGPS SA                                                                       4,679,160         34,354,546
-----------------------------------------------------------------------------------------------------------
Massmart
Holdings Ltd.                                                                 5,139,512         46,910,834
-----------------------------------------------------------------------------------------------------------
President Chain
Store Corp.                                                                  19,968,074         67,907,703

                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Shinsegae Department
Store Co.                                                                         78,637   $    48,891,684
-----------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico
SAB de CV, Series V                                                           22,944,600        83,637,459
                                                                                           ----------------
                                                                                               393,447,544

-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.7%
Sadia SA, Preference                                                           8,785,200        49,248,238
-----------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                              1,328,827        23,637,584
                                                                                           ----------------
                                                                                                72,885,822

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
Hindustan
Unilever Ltd.                                                                 12,068,700        67,631,405
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.4%
Amorepacific Corp.                                                                63,344        39,400,464
-----------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                          11,159,700       113,504,133
                                                                                           ----------------
                                                                                               152,904,597

-----------------------------------------------------------------------------------------------------------
TOBACCO -- 1.1%
Eastern Tobacco Co.                                                              587,195        46,268,804
-----------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                       8,619,025        43,103,361
-----------------------------------------------------------------------------------------------------------
PT Gudang
Garam Tbk                                                                     33,560,000        29,021,524
                                                                                           ----------------
                                                                                               118,393,689

-----------------------------------------------------------------------------------------------------------
ENERGY -- 13.1%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Technip SA                                                                       666,824        54,211,367
-----------------------------------------------------------------------------------------------------------
Tenaris SA, ADR 4                                                              1,044,300        46,419,135
-----------------------------------------------------------------------------------------------------------
TMK OAO, GDR 2,4                                                               1,921,500        65,965,992
                                                                                           ----------------
                                                                                               166,596,494

-----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 11.6%
China Petroleum
& Chemical Corp.                                                              67,236,000        73,410,759
-----------------------------------------------------------------------------------------------------------
China Shenhua
Energy Co. Ltd.                                                               22,831,500       116,400,725
-----------------------------------------------------------------------------------------------------------
DNO International
ASA 1                                                                         25,059,544        32,386,288
-----------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored
ADR 4                                                                          1,813,400       134,080,205
-----------------------------------------------------------------------------------------------------------
NovaTek OAO,
Sponsored GDR 2,4                                                                433,100        32,857,340
-----------------------------------------------------------------------------------------------------------
OAO Gazprom,
Sponsored ADR                                                                  5,880,000       297,164,181
-----------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                           38,142,000        56,121,875
-----------------------------------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR 4                                                                      3,995,600       468,843,704
-----------------------------------------------------------------------------------------------------------
S-Oil Corp.                                                                      839,750        59,380,032
-----------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                          215,948        13,826,633
                                                                                           ----------------
                                                                                             1,284,471,742

-----------------------------------------------------------------------------------------------------------
FINANCIALS -- 21.2%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 13.4%
Banco Bradesco SA,
Depository Receipts for
Preference Shares 1                                                               79,209         2,482,453
-----------------------------------------------------------------------------------------------------------
Banco Bradesco SA,
Preference                                                                     6,149,512       192,729,073
-----------------------------------------------------------------------------------------------------------
Banco Bradesco SA,
Sponsored ADR 4                                                                2,487,600        78,085,764
-----------------------------------------------------------------------------------------------------------
Banco Latinoamericano
de Exportaciones
SA, Cl. E 3                                                                    1,865,885        25,077,494
-----------------------------------------------------------------------------------------------------------
Banco Santander
Chile SA                                                                     197,455,468         9,902,089
-----------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                             6,305,575        27,238,353
-----------------------------------------------------------------------------------------------------------
Commercial
International Bank                                                             4,083,423        69,159,517
-----------------------------------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR  2,4                                                             2,675,100        45,476,700
-----------------------------------------------------------------------------------------------------------
Grupo Financiero
Banorte SAB de CV                                                             43,890,900       182,366,485
-----------------------------------------------------------------------------------------------------------
Grupo Financiero
Inbursa SA de CV                                                              12,841,900        33,213,878
-----------------------------------------------------------------------------------------------------------
HDFC Bank
Ltd., ADR 4                                                                      455,158        49,662,289
-----------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                             13,006,285       198,002,357
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR 4                                                                2,658,700       137,827,008
-----------------------------------------------------------------------------------------------------------
Jeonbuk Bank                                                                   2,017,680        17,244,804
-----------------------------------------------------------------------------------------------------------
Kookmin Bank,
Sponsored ADR 4                                                                  635,100        38,887,173

                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Pusan Bank                                                                     1,895,970   $    25,112,087
-----------------------------------------------------------------------------------------------------------
Standard Bank
Group Ltd.                                                                    11,541,655       145,012,311
-----------------------------------------------------------------------------------------------------------
TMB Bank Public
Co. Ltd. 1                                                                   833,118,889        34,515,659
-----------------------------------------------------------------------------------------------------------
Turkiye Garanti
Bankasi AS                                                                    11,478,800        68,263,497
-----------------------------------------------------------------------------------------------------------
Turkiye Vakiflar
Bankasi TAO, Cl. D                                                            19,546,481        45,398,876
-----------------------------------------------------------------------------------------------------------
Yapi ve Kredi
Bankasi AS 1                                                                  27,157,400        60,542,222
                                                                                           ----------------
                                                                                             1,486,200,089

-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.4%
Kiatnakin Bank
Public Co. Ltd.                                                               21,707,820        20,240,669
-----------------------------------------------------------------------------------------------------------
TISCO Bank Public
Co. Ltd.                                                                      21,081,700        20,763,549
                                                                                           ----------------
                                                                                                41,004,218

-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
Bovespa Holding SA                                                             1,634,000        26,088,345
-----------------------------------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS                                                                    17,859,076        80,737,246
-----------------------------------------------------------------------------------------------------------
Haci Omer
Sabanci Holding AS,
Sponsored ADR 4                                                               17,834,250        20,063,531
                                                                                           ----------------
                                                                                               126,889,122

-----------------------------------------------------------------------------------------------------------
INSURANCE -- 1.6%
Aksigorta AS                                                                  11,576,086        57,451,494
-----------------------------------------------------------------------------------------------------------
Cathay Financial
Holding Co. Ltd.                                                              25,376,643        64,607,956
-----------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                             2,228,783        21,606,376
-----------------------------------------------------------------------------------------------------------
Ping An Insurance
Co. of China Ltd.                                                              3,854,000        29,028,276
                                                                                           ----------------
                                                                                               172,694,102

-----------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.0%
Camargo Correa
Desenvolvimento
Imobiliario SA                                                                 2,766,200        15,032,451
-----------------------------------------------------------------------------------------------------------
Medinet Nasr for
Housing &
Development Co.                                                                4,705,068        56,291,344
-----------------------------------------------------------------------------------------------------------
SM Prime
Holdings, Inc.                                                               531,741,037       120,700,196
-----------------------------------------------------------------------------------------------------------
Solidere, GDR 2                                                                1,546,845        31,928,428
                                                                                           ----------------
                                                                                               223,952,419

-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.7%
Housing Development
Finance Corp. Ltd.                                                             4,339,100       299,966,743
-----------------------------------------------------------------------------------------------------------
HEALTH CARE -- 1.2%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Diagnosticos
da America                                                                     2,053,900        38,865,117
-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Divi's Laboratories Ltd.                                                       2,591,733        87,591,521
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 9.0%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.1%
Bharat Electronics Ltd.                                                        1,029,488        36,226,475
-----------------------------------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR 4                                                                      4,365,387       193,473,952
                                                                                           ----------------
                                                                                               229,700,427

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 3.0%
GS Engineering &
Construction Corp.                                                               324,560        49,632,321
-----------------------------------------------------------------------------------------------------------
Hyundai
Development Co.                                                                  556,520        39,514,830
-----------------------------------------------------------------------------------------------------------
Hyundai Engineering &
Construction Co. Ltd.                                                          1,069,542        96,196,311
-----------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo
y el Empleo en America
Latina SA de CV 1                                                             32,277,200        41,619,807
-----------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                           1,275,562       110,938,534
                                                                                           ----------------
                                                                                               337,901,803

-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
Bharat Heavy
Electricals Ltd.                                                                 881,193        49,948,730
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.9%
Enka Insaat ve Sanayi AS                                                         114,582         1,732,729

                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Hutchison
Whampoa Ltd.                                                                  12,232,000   $   114,674,834
-----------------------------------------------------------------------------------------------------------
Murray & Roberts
Holdings Ltd.                                                                  4,789,700        59,531,853
-----------------------------------------------------------------------------------------------------------
Siemens India Ltd.                                                             1,446,400        29,149,459
                                                                                           ----------------
                                                                                               205,088,875

-----------------------------------------------------------------------------------------------------------
ROAD & RAIL -- 1.6%
All America
Latina Logistica                                                              15,875,900       176,962,164
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.4%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.4%
High Tech
Computer Corp.                                                                 2,354,000        48,956,071
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Hon Hai Precision
Industry Co. Ltd.                                                             23,242,840       138,244,316
-----------------------------------------------------------------------------------------------------------
Synnex Technology
International Corp.                                                           20,705,642        51,179,377
-----------------------------------------------------------------------------------------------------------
Varitronix
International Ltd. 3                                                          20,685,000        12,381,985
                                                                                           ----------------
                                                                                               201,805,678

-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Baidu.com, Inc., ADR 1,4                                                          20,300         5,101,999
-----------------------------------------------------------------------------------------------------------
Mercadolibre, Inc. 1,4                                                           226,400         8,184,360
-----------------------------------------------------------------------------------------------------------
SINA Corp. 1,4                                                                 2,720,100       112,639,341
-----------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                 242,882        10,949,121
-----------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                          2,462,000        15,216,308
                                                                                           ----------------
                                                                                               152,091,129

-----------------------------------------------------------------------------------------------------------
IT SERVICES -- 5.5%
HCL Technologies Ltd.                                                          6,409,186        43,531,589
-----------------------------------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                                             10,941,804       419,919,342
-----------------------------------------------------------------------------------------------------------
Tata Consultancy
Services Ltd.                                                                  5,670,155       123,656,854
-----------------------------------------------------------------------------------------------------------
Travelsky Technology
Ltd., Cl. H                                                                   28,058,000        23,466,881
                                                                                           ----------------
                                                                                               610,574,666

-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 8.3%
MediaTek, Inc.                                                                33,520,850       382,117,340
-----------------------------------------------------------------------------------------------------------
Realtek
Semiconductor
Corp. 3                                                                       23,198,000        68,961,820
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing
Co. Ltd.                                                                     213,290,424       416,986,284
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing
Co. Ltd., ADR                                                                  5,219,363        50,836,596
                                                                                           ----------------
                                                                                               918,902,040

-----------------------------------------------------------------------------------------------------------
MATERIALS -- 4.9%
-----------------------------------------------------------------------------------------------------------
CHEMICALS -- 0.1%
Finetec Corp. 3                                                                  771,330         9,378,902
-----------------------------------------------------------------------------------------------------------
METALS & MINING -- 4.8%
Anglo Platinum Ltd.                                                              978,793       153,203,397
-----------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd.,
Sponsored ADR 4                                                                  528,264        19,080,896
-----------------------------------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR 4                                                                2,319,400        80,807,896
-----------------------------------------------------------------------------------------------------------
Companhia Vale
do Rio Doce,
Sponsored ADR 4                                                                5,482,300       160,741,036
-----------------------------------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                                                  2,087,880        86,655,945
-----------------------------------------------------------------------------------------------------------
Polymetal, GDR 1,5                                                             4,046,900        36,017,410
                                                                                           ----------------
                                                                                               536,506,580

-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 11.6%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
PT Indosat Tbk                                                                80,919,000        60,013,869
-----------------------------------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk                                                                203,910,500       216,566,398
-----------------------------------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                                               1,905,585        71,677,761
-----------------------------------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                                                       864,100        21,634,436
                                                                                           ----------------
                                                                                               369,892,464

                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                 SHARES        VALUE
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 8.2%
America Movil
SAB de CV, ADR,
Series L                                                                       2,951,700   $    178,459,782
------------------------------------------------------------------------------------------------------------
China Mobile Hong
Kong Ltd., ADR 4                                                               2,633,800        196,534,156
------------------------------------------------------------------------------------------------------------
China Unicom Ltd.                                                             46,253,000         98,834,452
------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                 5,614,494         88,027,655
------------------------------------------------------------------------------------------------------------
Orascom Telecom
Holding SAE                                                                   20,261,683        305,140,898
------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.
ADR 4                                                                          2,028,700         45,442,880
                                                                                           -----------------
                                                                                                912,439,823

------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.3%
------------------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
Gail India Ltd.                                                                3,055,905         31,745,001
                                                                                           -----------------
Total Common Stocks
(Cost $7,676,675,791)                                                                        10,833,592,491

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10
(Cost $744,305)                                                             $ 32,425,500            696,887

                                                                                UNITS
------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Trent Ltd. Wts.,
Exp. 1/7/10 1,5 (Cost $0)                                                         63,757            190,881

                                                                                SHARES
------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY -- 0.5%
Oppenheimer Institutional
Money Market Fund, Cl. E, 3.99% 3,6
(Cost $58,958,587)                                                            58,958,587         58,958,587

------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $7,736,378,683)                                                                        10,893,438,846

                                                                             PRINCIPAL
                                                                              AMOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED -- 3.2% 7
American Express
Centurion, 3.17%, 3/17/08                                                  $  12,001,125         12,001,125
------------------------------------------------------------------------------------------------------------
Undivided interest of 0.11% in joint repurchase agreement (Principal
Amount/Value $1,100,000,000, with a maturity value of $1,100,256,667)
with Barclays Capital, 2.80%, dated 2/29/08, to be repurchased at
$1,200,280 on 3/3/08, collateralized by Government National Mortgage
Assn., 0%-9%, 7/15/09-2/15/38, with a value of $1,122,000,000
                                                                               1,200,000          1,200,000
------------------------------------------------------------------------------------------------------------
Undivided interest of 30% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,130,625)
with Citigroup Global Markets, Inc., 3.135%, dated 2/29/08, to be repurchased at $150,039,188 on 3/3/08, collateralized by U.S. Agency
Mortgages, 3.475%, 6/25/37, with a value of $510,000,000
                                                                             150,000,000        150,000,000
------------------------------------------------------------------------------------------------------------
Undivided interest of 37.20% in joint repurchase agreement (Principal
Amount/Value $25,000,000, with a maturity value of $25,006,719) with
DLJ/Pershing Division, 3.225%, dated 2/29/08, to be repurchased at
$9,302,499 on 3/3/08, collateralized by U.S. Agency Mortgages,
3.50%-6.886%, 5/15/17-5/16/37, with a value of $25,500,000
                                                                               9,300,000          9,300,000

                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                              AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
Continued

Undivided interest of 9.18% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of $2,000,530,000)
with BNP Paribas Securities Corp., 3.18%, dated 2/29/08, to be repurchased at $183,646,205 on 3/3/08, collateralized by U.S. Agency
Mortgages, 0%-6.50%, 2/1/34-3/1/38, with a value of $2,040,000,000         $ 183,597,552   $    183,597,552
                                                                                           -----------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $356,098,677)                                                                             356,098,677
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $8,092,477,360)                                                              101.5%    11,249,537,523
------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                               (1.5)      (169,838,253)
                                                                           ---------------------------------

NET ASSETS                                                                         100.0%  $ 11,079,699,270
                                                                           =================================

                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $272,833,570 or 2.46% of the Fund's net assets as of February 29, 2008.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES                                             SHARES
                                                        AUGUST 31,           GROSS             GROSS     FEBRUARY 29,
                                                              2007       ADDITIONS        REDUCTIONS             2008
-----------------------------------------------------------------------------------------------------------------------
All America Latina Logistic a                           15,875,900              --                --      15,875,900
All America Latina Logistica, GDR                        1,189,000              --         1,189,000              --
Banco Latinoamericano de Exportaciones SA, Cl. E         2,745,485              --           879,600       1,865,885
Commercial International Bank, Sponsored GDR             4,099,223              --         4,099,223 b            --
Commercial International Bank, Sponsored GDR a           2,675,100              --                --       2,675,100
Finetec Corp.                                            1,676,105              --           904,775         771,330
Jeonbuk Bank a                                           2,439,433          97,577           519,330       2,017,680
Medinet Nasr for Housing & Development Co. a             1,307,209       6,012,221 b       2,614,362       4,705,068
Oppenheimer Institutional Money Market Fund, Cl. E     556,120,958   1,487,077,968     1,984,240,339      58,958,587
Realtek Semiconductor Corp.                                     --      23,198,000                --      23,198,000
SARE Holding SA de CV, Cl. B                            34,880,970              --                --      34,880,970
TMB Bank Public Co. Ltd. a                             833,118,889              --                --     833,118,889
Varitronix International Ltd.                           28,515,000              --         7,830,000      20,685,000

                                                                                            DIVIDEND        REALIZED
                                                                             VALUE            INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
All America Latina Logistica a                                       $          -- c    $         --     $        --
All America Latina Logistica, GDR                                               --                --      13,062,560
Banco Latinoamericano de Exportaciones SA, Cl. E                        25,077,494         1,208,013      (3,478,730)
Commercial International Bank, Sponsored GDR                                    --                --         134,454
Commercial International Bank, Sponsored GDR a                                  -- c              --              --
Finetec Corp.                                                            9,378,902           221,623       2,443,758
Jeonbuk Bank a                                                                  -- c         108,278         810,215
Medinet Nasr for Housing & Development Co. a                                    -- c         886,166      29,606,782
Oppenheimer Institutional Money Market Fund, Cl. E                      58,958,587         9,469,472              --
Realtek Semiconductor Corp.                                             68,961,820                --              --
SARE Holding SA de CV, Cl. B                                            49,504,271                --              --
TMB Bank Public Co. Ltd. a                                                      -- c              --              --
Varitronix International Ltd.                                           12,381,985           439,267         (76,894)
                                                                     -------------------------------------------------
                                                                     $ 224,263,059      $ 12,332,819     $42,502,145
                                                                     =================================================

a. No longer an affiliate as of February 29, 2008.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

4. Partial or fully-loaned security. See Note 7 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $36,208,291, which represents 0.33% of the Fund's net assets. See
Note 6 of accompanying Notes.

6. Rate shown is the 7-day yield as of February 29, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                              VALUE   PERCENT
------------------------------------------------------------------
Brazil                               $   2,051,506,447      18.2%
India                                    1,660,356,632      14.8
Taiwan                                   1,289,797,463      11.5
Mexico                                     970,353,063       8.6
South Africa                               669,802,171       5.9
Russia                                     566,085,128       5.0
Egypt                                      522,337,263       4.6
Korea, Republic of South                   491,566,285       4.4
Turkey                                     470,946,367       4.2
China                                      438,840,797       3.9
United States                              426,006,385       3.8
Indonesia                                  396,524,290       3.5
Hong Kong                                  347,633,542       3.1
United Kingdom                             198,002,357       1.8
Philippines                                157,276,254       1.4
Cayman Islands                             132,957,648       1.2
Chile                                      111,843,598       1.0
Thailand                                    75,519,877       0.7
France                                      54,211,367       0.5
Luxembourg                                  46,419,135       0.4
Portugal                                    34,354,546       0.3
Norway                                      32,386,288       0.3
Lebanon                                     31,928,428       0.3
Israel                                      27,238,353       0.2
Panama                                      25,077,494       0.2
Bermuda                                     12,381,985       0.1
Argentina                                    8,184,360       0.1
                                     -----------------------------
Total                                $  11,249,537,523     100.0%
                                     =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008

-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------

Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $7,880,477,725)                              $11,025,274,464
Affiliated companies (cost $211,999,635)                                      224,263,059
                                                                          -----------------

                                                                           11,249,537,523
-------------------------------------------------------------------------------------------
Cash                                                                           29,068,154
-------------------------------------------------------------------------------------------
Cash -- foreign currencies (cost $ 123,029,779)                               124,422,485
-------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                               69,031,878
Interest and dividends                                                         21,790,919
Shares of beneficial interest sold                                             12,164,167
Other                                                                           1,968,517
                                                                          -----------------
Total assets                                                               11,507,983,643

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                    356,337,576
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                          32,665,718
Shares of beneficial interest redeemed                                         29,967,703
Distribution and service plan fees                                              3,420,328
Foreign capital gains tax                                                       1,693,871
Transfer and shareholder servicing agent fees                                   1,176,667
Trustees' compensation                                                            889,315
Shareholder communications                                                        347,937
Other                                                                           1,785,258
                                                                          -----------------
Total liabilities                                                             428,284,373

-------------------------------------------------------------------------------------------
NET ASSETS                                                                $11,079,699,270
                                                                          =================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------

Paid-in capital                                                           $ 7,209,861,402
-------------------------------------------------------------------------------------------
Accumulated net investment loss                                               (98,285,501)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                                                                  809,981,238
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                           3,158,142,131
                                                                          -----------------
NET ASSETS                                                                $11,079,699,270
                                                                          =================

                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF ASSETS AND LIABILITIES / Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$8,577,678,155 and 188,156,266 shares of beneficial interest outstanding)            $45.59
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                   $48.37
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $306,538,915 and
6,794,179 shares of beneficial interest outstanding)                                 $45.12
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,116,570,645 and
25,155,975 shares of beneficial interest outstanding)                                $44.39
---------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $366,941,827 and
8,217,765 shares of beneficial interest outstanding)                                 $44.65
---------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share(based on net
assets of $711,969,728 and 15,625,256 shares of beneficial interest outstanding)     $45.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,231,525)       $65,093,431
Affiliated companies (net of foreign withholding taxes of $65,190)             12,332,819
-------------------------------------------------------------------------------------------
Portfolio lending fees                                                            430,342
-------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $ 1,238)                             43,963
-------------------------------------------------------------------------------------------
Other income                                                                        6,712
                                                                              -------------
Total investment income                                                        77,907,267

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                                48,838,946
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        10,247,492
Class B                                                                         1,689,813
Class C                                                                         5,995,541
Class N                                                                           943,102
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         5,711,253
Class B                                                                           205,332
Class C                                                                           552,208
Class N                                                                           524,206
Class Y                                                                           176,180
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           122,018
Class B                                                                            19,903
Class C                                                                            18,652
Class N                                                                             2,599
Class Y                                                                             5,478
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                     2,893,656
-------------------------------------------------------------------------------------------
Trustees' compensation                                                            124,604
-------------------------------------------------------------------------------------------
Other                                                                             203,542
                                                                              -------------
Total expenses                                                                 78,274,525
Less reduction to custodian expenses                                              (15,761)
Less waivers and reimbursements of expenses                                      (185,408)
                                                                              -------------
Net expenses                                                                   78,073,356

-------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                              (166,089)

                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain on:
Investments:
  Unaffiliated companies (net of foreign capital gains tax of $420,646)    $1,099,141,269
  Affiliated companies                                                         42,502,145
Foreign currency transactions                                                  84,477,937
                                                                           ----------------
Net realized gain                                                           1,226,121,351
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (652,918,638)
Translation of assets and liabilities denominated in foreign currencies       163,341,328
                                                                           ----------------
Net change in unrealized appreciation                                        (489,577,310)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $  736,377,952
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS                YEAR
                                                                        ENDED               ENDED
                                                            FEBRUARY 29, 2008          AUGUST 31,
                                                                  (UNAUDITED)                2007
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------

Net investment income (loss)                                 $       (166,089)    $    73,212,851
--------------------------------------------------------------------------------------------------
Net realized gain                                               1,226,121,351       1,340,466,943
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            (489,577,310)      1,951,005,385
                                                             -------------------------------------
Net increase in net assets resulting from operations              736,377,952       3,364,685,179

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                           (79,214,924)        (91,729,881)
Class B                                                              (227,016)         (1,271,892)
Class C                                                            (2,176,582)         (5,634,397)
Class N                                                            (1,981,744)         (2,431,388)
Class Y                                                            (7,685,979)         (5,754,891)
                                                             -------------------------------------
                                                                  (91,286,245)       (106,822,449)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                        (1,098,606,498)       (662,869,007)
Class B                                                           (40,293,949)        (27,902,118)
Class C                                                          (146,138,131)        (90,276,006)
Class N                                                           (46,220,737)        (23,518,435)
Class Y                                                           (77,571,100)        (31,274,753)
                                                             -------------------------------------
                                                               (1,408,830,415)       (835,840,319)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                           590,926,021        (423,168,905)
Class B                                                            (4,781,533)        (56,410,264)
Class C                                                            67,646,795         (68,910,009)
Class N                                                            61,384,546          25,932,366
Class Y                                                           246,381,194         120,000,866
                                                             -------------------------------------
                                                                  961,557,023        (402,555,946)

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------

Total increase                                                    197,818,315       2,019,466,465
--------------------------------------------------------------------------------------------------
Beginning of period                                            10,881,880,955       8,862,414,490
                                                             -------------------------------------
End of period (including accumulated net
investment loss of $98,285,501 and $6,833,167 respectively)  $ 11,079,699,270    $ 10,881,880,955
                                                             =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                              ENDED
                                  FEBRUARY 29, 2008                                                          YEAR ENDED AUGUST 31,
CLASS A                                 (UNAUDITED)            2007              2006            2005           2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $     48.37      $      38.23       $     31.11    $      21.09    $     16.92   $    13.43
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .02 1             .35 1             .42 1           .55 1          .48          .19
Net realized and unrealized gain             3.88             13.94              8.26            9.97           4.31         3.50
                                      ---------------------------------------------------------------------------------------------
Total from investment operations             3.90             14.29              8.68           10.52           4.79         3.69
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.45)             (.50)             (.45)           (.37)          (.62)        (.20)
Distributions from net realized
gain                                        (6.23)            (3.65)            (1.11)           (.13)            --           --
                                      ---------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (6.68)            (4.15)            (1.56)           (.50)          (.62)        (.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $     45.59      $      48.37       $     38.23    $      31.11    $     21.09   $    16.92
                                      =============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           6.87%            39.63%            28.41%          50.42%         28.61%       27.93%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $ 8,577,678      $  8,577,017       $ 7,069,819    $  4,104,558    $ 1,549,854   $  588,450
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $ 9,245,966      $  8,202,261       $ 6,540,507    $  2,739,224    $ 1,145,452   $  374,841
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        0.09%             0.80%             1.11%           2.01%          1.64%        1.42%
Total expenses                               1.24% 4           1.32% 4           1.37%           1.43%          1.52%        1.81%
Expenses after payments,waivers
and/or reimbursements and
reduction to custodian expenses              1.24%             1.32%             1.37%           1.43%          1.52%        1.76%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        27%               40%               65%             28%            15%           6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.24%
        Year Ended August 31, 2007           1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                       SIX MONTHS
                                                            ENDED
                                                FEBRUARY 29, 2008                                            YEAR ENDED AUGUST 31,
CLASS B                                               (UNAUDITED)           2007          2006         2005        2004       2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $       47.75      $   37.75     $   30.78    $   20.87   $   16.79   $  13.32
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.17) 1         .02  1        .11 1        .31 1       .12        .09
Net realized and unrealized gain                             3.81          13.80          8.21         9.88        4.46       3.47
                                                    --------------------------------------------------------------------------------
Total from investment operations                             3.64          13.82          8.32        10.19        4.58       3.56
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                         (.04)          (.17)         (.24)        (.15)       (.50)      (.09)
Distributions from net realized gain                        (6.23)         (3.65)        (1.11)        (.13)         --         --
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (6.27)         (3.82)        (1.35)        (.28)       (.50)      (.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $       45.12      $   47.75     $   37.75    $   30.78   $   20.87   $  16.79
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           6.46%         38.62%        27.44%       49.14%      27.50%     26.98%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $     306,539      $ 329,278     $ 308,973    $ 222,723   $ 119,749   $ 84,705
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $     339,802      $ 327,758     $ 313,463    $ 169,763   $ 117,271   $ 62,676
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                (0.68)%         0.04%         0.30%        1.15%       0.61%      0.66%
Total expenses                                               2.02% 4        2.06% 4       2.14%        2.24%       2.41%      2.67%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                     2.02%          2.06%         2.14%        2.24%       2.41%      2.52%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        27%            40%           65%          28%         15%         6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   2.02%
        Year Ended August 31, 2007           2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                      ENDED
                                           FEBRUARY 29, 2008                                               YEAR ENDED AUGUST 31,
CLASS C                                          (UNAUDITED)           2007          2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $      47.11     $     37.33     $   30.49    $   20.70    $   16.67   $  13.25
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income (loss)                           (.16) 1          .04  1        .15 1        .34 1        .31        .10
Net realized and unrealized gain                       3.76           13.62          8.10         9.79         4.25       3.44
                                               ---------------------------------------------------------------------------------
Total from investment operations                       3.60           13.66          8.25        10.13         4.56       3.54
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.09)           (.23)         (.30)        (.21)        (.53)      (.12)
Distributions from net realized gain                  (6.23)          (3.65)        (1.11)        (.13)          --         --
                                               ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (6.32)          (3.88)        (1.41)        (.34)        (.53)      (.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $      44.39     $     47.11     $   37.33    $   30.49    $   20.70   $  16.67
                                               =================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.47%          38.67%        27.50%       49.29%       27.60%     27.05%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)       $  1,116,570     $ 1,124,129     $ 945,369    $ 450,012    $ 175,025   $ 77,081
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $  1,203,586     $ 1,072,232     $ 832,650    $ 294,791    $ 145,460   $ 52,236
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.65)%          0.09%         0.42%        1.28%        0.83%      0.66%
Total expenses                                         1.98% 4         2.03% 4       2.09%        2.17%        2.31%      2.57%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                     1.98%           2.03%         2.09%        2.17%        2.31%      2.52%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  27%             40%           65%          28%          15%         6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.98%
        Year Ended August 31, 2007           2.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

                                              SIX MONTHS
                                                   ENDED
                                       FEBRUARY 29, 2008                                        YEAR ENDED AUGUST 31,
CLASS N                                      (UNAUDITED)        2007         2006          2005        2004      2003
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $   47.44      $   37.59     $   30.67    $    20.84    $  16.77   $ 13.36
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                    (.08) 1         .17  1        .30 1         .45 1       .45       .22
Net realized and unrealized gain                3.79          13.71          8.12          9.83        4.22      3.41
                                           ----------------------------------------------------------------------------
Total from investment operations                3.71          13.88          8.42         10.28        4.67      3.63
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.27)          (.38)         (.39)         (.32)       (.60)     (.22)
Distributions from net realized gain           (6.23)         (3.65)        (1.11)         (.13)         --        --
                                           ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (6.50)         (4.03)        (1.50)         (.45)       (.60)     (.22)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $   44.65      $   47.44     $   37.59    $    30.67    $  20.84   $ 16.77
                                           ============================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              6.62%         39.09%        27.93%        49.84%      28.16%    27.73%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                             $ 366,942      $ 333,271     $ 240,673      $ 98,236    $ 26,110   $ 8,709
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 380,271      $ 294,086     $ 194,085      $ 57,727    $ 18,770   $ 4,196
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                   (0.34)%         0.40%         0.81%         1.67%       1.31%     1.27%
Total expenses                                  1.66% 4        1.75% 4       1.75%         1.82%       1.99%     2.08%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                 1.66%          1.74%         1.73%         1.80%       1.88%     1.99%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           27%            40%           65%           28%         15%        6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.66%
        Year Ended August 31, 2007           1.75%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                  ENDED
                                                      FEBRUARY 29, 2008                     YEAR ENDED AUGUST 31,
CLASS Y                                                     (UNAUDITED)                 2007               2006 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $      48.43           $    38.28           $    32.15
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .09                  .54                  .65
Net realized and unrealized gain                                   3.90                13.93                 7.15
                                                           --------------------------------------------------------
Total from investment operations                                   3.99                14.47                 7.80
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.62)                (.67)                (.56)
Distributions from net realized gain                              (6.23)               (3.65)               (1.11)
                                                           --------------------------------------------------------
Total dividends and/or distributions to shareholders              (6.85)               (4.32)               (1.67)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $      45.57           $    48.43           $    38.28
                                                           ========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 7.02%               40.17%               24.78%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                   $    711,970           $  518,186           $  297,580
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $    652,220           $  416,051           $  159,042
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.37%                1.24%                1.76%
Total expenses 5                                                   0.94% 6,7            0.94% 6,7            0.97%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              27%                  40%                  65%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   0.94%
        Year Ended August 31, 2007           0.94%

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ R are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price.Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed

                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

-------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

-------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                    34 | OPPENHEIMER DEVELOPING MARKETS FUND

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $3,338,946 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $3,338,946.

                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

         Federal tax cost of securities          $ 8,095,462,091
         Federal tax cost of other investments       109,899,194
                                                 ---------------
         Total federal tax cost                  $ 8,205,361,285
                                                 ===============

         Gross unrealized appreciation           $ 3,611,060,304
         Gross unrealized depreciation              (455,728,288)
                                                 ---------------
         Net unrealized appreciation             $ 3,155,332,016
                                                 ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased         $   3,093
         Payments Made to Retired Trustees                  67,222
         Accumulated Liability as of February 29, 2008     563,609

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date.

                  36 | OPPENHEIMER DEVELOPING MARKETS FUND

Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                  37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED FEBRUARY 29, 2008                    YEAR ENDED AUGUST 31, 2007
                                      SHARES                AMOUNT                SHARES                  AMOUNT
--------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              21,251,602      $  1,075,582,470            46,697,263        $  2,015,064,608
Dividends and/or
distributions reinvested          21,030,819         1,049,017,203            16,292,750             653,176,233
Redeemed                         (31,442,582)       (1,533,673,652) 1        (70,617,013)         (3,091,409,746) 2
                                 -----------------------------------------------------------------------------------
Net increase (decrease)           10,839,839      $    590,926,021            (7,627,000)       $   (423,168,905)
                                 ===================================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 337,626      $     16,852,388               624,692        $     26,617,437
Dividends and/or
distributions reinvested             724,254            35,814,011               643,692              25,612,492
Redeemed                          (1,162,997)          (57,447,932) 1         (2,557,722)           (108,640,193) 2
                                 -----------------------------------------------------------------------------------
Net decrease                        (101,117)     $    (4,781,533)            (1,289,338)       $    (56,410,264)
                                 ===================================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                               2,240,126      $    110,248,442             3,707,583        $    156,195,935
Dividends and/or
distributions reinvested           2,258,768           109,866,470             1,810,985              71,063,055
Redeemed                          (3,206,182)         (152,468,117) 1         (6,981,687)           (296,168,999) 2
                                 -----------------------------------------------------------------------------------
Net increase (decrease)            1,292,712      $     67,646,795            (1,463,119)       $    (68,910,009)
                                 ===================================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                               2,005,981      $    101,171,899             2,948,586        $    125,871,671
Dividends and/or
distributions reinvested             931,343            45,544,360               626,895              24,724,750
Redeemed                          (1,745,329)          (85,331,713) 1         (2,951,500)           (124,664,055) 2
                                 -----------------------------------------------------------------------------------
Net increase                       1,191,995      $     61,384,546               623,981        $     25,932,366
                                 ===================================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                               5,650,895      $    279,412,612             7,627,146        $    338,406,654
Dividends and/or
distributions reinvested           1,462,433            72,858,430               753,234              30,151,953
Redeemed                          (2,188,447)         (105,889,848) 1         (5,454,647)           (248,557,741) 2
                                 -----------------------------------------------------------------------------------
Net increase                       4,924,881      $    246,381,194             2,925,733        $    120,000,866
                                 ===================================================================================

1. Net of redemption fees of $187,891, $6,905, $24,459, $7,728 and $13,254 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $95,545, $3,818, $12,490, $3,426 and $4,846 for
Class A, Class B, Class C, Class N and Class Y, respectively.

                    38 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                              PURCHASES              SALES
----------------------------------------------------------
Investment securities   $ 3,060,749,743    $ 3,220,369,187

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

            FEE SCHEDULE
            ---------------------------------
            Up to $250 million          1.00%
            Next $250 million           0.95
            Next $500 million           0.90
            Next $6 billion             0.85
            Next $3 billion             0.80
            Over $10 billion            0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $7,340,876 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $397,292, $8,706,055 and $2,595,586, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 29, 2008        $ 403,111        $ 45,018       $ 204,500        $ 74,933           $ 540

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $185,408 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

                    40 | OPPENHEIMER DEVELOPING MARKETS FUND

     Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of February 29, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $337,487,778. Collateral of $356,337,576 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                    42 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    43 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008